Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 101,092,446.16
Total Fee Amount	13,960.87
Total Offset Amount	0.00
Net Fee	$ 13,960.87
Offering Table N/A
Offset Table N/A	N/A